COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]

14. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

Net Smelter Return

A portion of the DeLamar Project is subject to a 2.5% NSR payable to Maverix Metals Inc. ("Maverix"). The NSR will be reduced to 1.0% once Maverix has received a total cumulative royalty payment of C$10 million.

Please see Note 10 for additional details.

Advance Minimum Royalties, Land Access Lease Payments, and Annual Claim Filings

The Company is required to make property rent payments related to its mining lease agreements with landholders and the Idaho Department of Lands ("IDL"), in the form of advance minimum royalties ("AMR"). There are multiple third-party landholders, and the royalty amounts due to each of them over the life of the Project varies with each property.

The Company's AMR obligation totalled US$54,950 (C$69,962) for 2020 (December 31, 2019 - US$34,950 (C$45,393)), paid in full in the current year.

In addition, the Company paid land and road access lease payments, option payments and IDL rent payments in the amount of US$195,193 (C$248,520) for 2020 (December 31, 2019 - US$132,232 (C$171,743)), paid in full in the current year.

The Company's obligation for BML claim fees was US$191,651 (C$244,010) for 2020 (December 31, 2019 - US$166,730 (C$216,549)), paid in full in the current year.

The increase in land related payments from 2019 to 2020 is mostly a result of the Company's increased land position. The Company does not expect the 2021 land related payments to be materially higher than 2020.

Other Commitments

      The Company's commitments and contractual obligations at December 31, 2020, are as follows:

Commitments and Contractual Obligations	Less than one year commitment	1 - 3 years commitment	3 - 5 years commitment	Over 5 years commitment	Total

Contractual obligations*	1,522,586	551,347	296,706	—	$2,370,639
Total	$1,522,586	$551,347	$296,706	$—	$2,370,639

      *Contractual obligations are related to various exploration and development commitments.